Fair Value (Quantitative Information About Level 3 Inputs) (Details) (Commercial Mortgage Backed Securities [Member])	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment rate	8.00%
Default rate	10.00%
Loss severity	10.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment rate	15.00%
Default rate	15.00%
Loss severity	25.00%
Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Prepayment rate	10.00%
Default rate	12.50%
Loss severity	18.00%